UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     683 Capital Management, LLC

Address:  595 Madison Avenue, 17th Floor
          New York, NY 10022

13F File Number: 028-14771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ari Zweiman
Title:  Managing Member
Phone:  (212) 554-2391


Signature, Place and Date of Signing:

/s/ Ari Zweiman                     New York, NY                May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $216,768
                                       (thousands)


List of Other Included Managers:

No.        Form 13F File Number             Name

(1)          028-14774                 683 Capital Partners, LP


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                 TITLE                    VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X1000)    PRN AMT   PRN CALL  DISCRETION  MANGRS      SOLE    SHARED NONE
AMERICAN INTL GROUP INC           COM NEW      026874784   8,260       212,771 SHS        DEFINED     (1)        212,771
APPLE INC                           COM        037833100  12,394        28,000 SHS        DEFINED     (1)         28,000
ASSISTED LIVING CONCPT NEV N     CL A NEW      04544X300  11,058       930,000 SHS        DEFINED     (1)        930,000
BIOTA PHARMACEUTIALS INC            COM        090694100   1,624       400,000 SHS        DEFINED     (1)        400,000
BP PLC                         SPONSORED ADR   055622104   3,150        74,375 SHS        DEFINED     (1)         74,375
COCA COLA CO                        COM        191216100   4,157       102,800 SHS CALL   DEFINED     (1)        102,800
CODEXIS INC                         COM        192005106   1,592       666,243 SHS        DEFINED     (1)        666,243
DELPHI AUTOMOTIVE PLC               SHS        G27823106   9,596       216,124 SHS        DEFINED     (1)        216,124
DURECT CORP                         COM        266605104   4,864     3,657,180 SHS        DEFINED     (1)      3,657,180
FURIEX PHARMACEUTICALS INC          COM        36106P101   3,748       100,000 SHS        DEFINED     (1)        100,000
GEVO INC                      NOTE 7.500% 7/0  374396AA7  14,904    21,600,000 SHS        DEFINED     (1)     21,600,000
GEVO INC                            COM        374396109      74        32,886 SHS        DEFINED     (1)         32,886
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106     992       128,000 SHS        DEFINED     (1)        128,000
HOMEOWNERS CHOICE INC               COM        43741E103  13,625       500,000 SHS        DEFINED     (1)        500,000
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT   450047204   3,071       325,643 SHS        DEFINED     (1)        325,643
ISHARES SILVER TRUST              ISHARES      46428Q109   3,290       120,000 SHS PUT    DEFINED     (1)        120,000
LINN ENERGY LLC                UNIT LTD LIAB   536020100  13,164       353,400 SHS PUT    DEFINED     (1)        353,400
LINNCO LLC                    COMSHS LTD INT   535782106   2,414        62,900 SHS PUT    DEFINED     (1)         62,900
LONCOR RESOURCES INC                COM        54179W101      45        96,600 SHS        DEFINED     (1)         96,600
LTX-CREDENCE CORP                 COM NEW      502403207   5,406       895,000 SHS        DEFINED     (1)        895,000
MICROSOFT CORP                      COM        594918104   3,375       118,000 SHS        DEFINED     (1)        118,000
NEWMONT MINING CORP                 COM        651639106   8,248       196,900 SHS CALL   DEFINED     (1)        196,900
PAIN THERAPEUTICS INC               COM        69562K100   1,648       480,510 SHS        DEFINED     (1)        480,510
PENNEY J C INC                      COM        708160106   3,022       200,000 SHS CALL   DEFINED     (1)        200,000
PENNEY J C INC                      COM        708160106   9,693       641,500 SHS PUT    DEFINED     (1)        641,500
PHH CORP                      NOTE 6.000% 6/1  693320AQ6   2,867     1,500,000 SHS        DEFINED     (1)      1,500,000
PHH CORP                          COM NEW      693320202   4,125       187,854 SHS        DEFINED     (1)        187,854
SAIC INC                            COM        78390X101   6,775       500,000 SHS        DEFINED     (1)        500,000
SIBANYE GOLD LTD               SPONSORED ADR   825724206   4,156       730,000 SHS        DEFINED     (1)        730,000
SILVERCREST MINES INC               COM        828365106     798       345,300 SHS        DEFINED     (1)        345,300
SPDR GOLD TRUST                  GOLD SHS      78463V107  23,168       150,000 SHS PUT    DEFINED     (1)        150,000
TERADYNE INC                        COM        880770102     973        60,000 SHS        DEFINED     (1)         60,000
TESLA MTRS INC                      COM        88160R101   5,574       147,100 SHS CALL   DEFINED     (1)        147,100
TFS FINL CORP                       COM        87240R107   1,951       180,000 SHS        DEFINED     (1)        180,000
TRW AUTOMOTIVE HLDGS CORP           COM        87264S106   5,555       101,000 SHS        DEFINED     (1)        101,000
VALERO ENERGY CORP NEW              COM        91913Y100   3,639        80,000 SHS        DEFINED     (1)         80,000
VERENIUM CORP                     COM NEW      92340P209     203        78,594 SHS        DEFINED     (1)         78,594
XEROX CORP                          COM        984121103  11,352     1,320,000 SHS        DEFINED     (1)      1,320,000
ZYNGA INC                          CL A        98986T108   2,187       650,900 SHS PUT    DEFINED     (1)        650,900

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